Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,838	$ 4,334
Less – accumulated depreciation	(1,272)	(1,476)
Property and equipment, net	1,566	2,858
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	179	240
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,291	1,836
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,220	1,160
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	139	294
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9	$ 804